Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 3,115	$ 2,171
Dividends payable	2,236	2,220
Income and withholding taxes payable		0
Accounts payable and accrued liabilities	$ 6,057	$ 4,391